COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - Bank BPH (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Discontinued operations
Related Party Transaction [Line Items]
Financing receivables held for sale (Polish mortgage portfolio)	$ 1,200	$ 1,816
Discontinued operations | Bank BPH
Related Party Transaction [Line Items]
Percentage indexed to or denominated in foreign currencies	85.00%
Financing receivables held for sale (Polish mortgage portfolio)	$ 1,199
Bank BPH | Bank BPH
Related Party Transaction [Line Items]
Estimate loss	$ 1,359	$ 755